Credit Facilities (Tables)	12 Months Ended
Jul. 01, 2018
Debt Disclosure [Abstract]
Schedule of Outstanding Borrowings Under the Credit Facilities

Outstanding borrowings under the credit facilities referenced in the above paragraph as of the end of 2018 and 2017 were as follows (thousands of dollars):

	July 1, 2018	July 2, 2017
STRATTEC Credit Facility	$23,000	$16,000
ADAC-STRATTEC Credit Facility	$28,000	$14,000

Schedule of Average Outstanding Borrowings and the Weighted Average Interest Rate

Average outstanding borrowings and the weighted average interest rate under each such credit facility during 2018 and 2017 were as follows (thousands of dollars):

	Average Outstanding Borrowings		Weighted Average Interest Rate
	Years Ended		Years Ended
	July 1, 2018	July 2, 2017	July 1, 2018	July 2, 2017
STRATTEC Credit Facility	$21,668	$12,490	2.5%	1.8%
ADAC-STRATTEC Credit Facility	$22,621	$10,865	2.5%	1.8%